Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
change in level 3
Balance, June 30, 2017	$5,072,579
Issued	4,017,623
Exercises/Conversions	$(5,276,018)
Change in fair value recognized in operations	$1,795,205
Balance, December 31, 2017	$5,609,389
Issued	$—
Exercises/Conversions	$(3,257,359)
Change in fair value recognized in operations	$(1,975,858)
Balance, December 31, 2018	$376,172

The estimated fair value of the derivative instruments
	December 31, 2018	December 31, 2017
Estimated dividends	None	None
Expected volatility	106%	165%
Risk free interest rate	2.41%	1.39%
Expected term	.1 to 4.0 years	1 to 4.8 years